Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The Company’s financial instruments consist of cash and cash equivalents, accounts payable and accrued expenses, and warrants to purchase common stock. The carrying amounts of the Company’s cash and cash equivalents and accounts payable and accrued expenses are considered to be representative of their respective fair values due to their short-term nature.

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets.

Level 2: Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

When quoted market prices are available in active markets, the fair value of assets and liabilities is estimated within Level 1 of the valuation hierarchy. If quoted prices are not available, then fair values are estimated by using pricing models, quoted prices of assets and liabilities with similar characteristics, or discounted cash flows within Level 2 of the valuation hierarchy. In cases where Level 1 or Level 2 inputs are not available, the fair values are estimated by using inputs within Level 3 of the hierarchy.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$1,281	$—	$—	$1,281
Liabilities
Warrants	$—	$—	$622	$622

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$4,285	$—	$—	$4,285
Liabilities
Warrants	$—	$—	$3,516	$3,516
Pre-Paid Advance	$—	$—	$4,142	$4,142

No transfers between levels have occurred during the periods presented.

Cash Equivalents

Cash equivalents are comprised of money market funds, which are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

Warrant Liability

As of June 30, 2026, Level 3 liabilities include the warrant liability which resulted from warrants being issued on December 20, 2024 (as further described in Note 8), which did not meet the criteria for equity classification in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”), and are therefore accounted for as liabilities at fair value.

The Company estimates the fair value of its warrants using significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model.

The significant inputs used in the valuation models to measure the fair value of the warrants are as follows:

	Valuation Date
	June 30, 2026	December 31, 2025
Common stock price	$4.14	$28.39
Risk-free rate	4.17%	3.68%
Expected term (in years)	3.98	4.47
Expected volatility	118.4%	103.2%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of Level 3 liabilities for the six months ended June 30, 2026 (in thousands):

Warrant Liability
Balance at December 31, 2025	$3,516
Change in fair value of warrant liability	(2,894)
Balance at June 30, 2026	$622

The fair value of the warrant liability as of June 30, 2026 was determined using the re-priced exercise price of $4.35 which was determined in April 2026 after the Share Consolidation (refer to Note 8 for further details). Changes in the fair value of the liability-classified warrants are recognized within the gain (loss) on warrant liability, a component of other income (expense) in the condensed consolidated statements of operations and comprehensive income (loss).

PPAs Liability

As of December 31, 2025, Level 3 liabilities included the Pre-Paid Advance (as defined in Note 7) issued to the Company in November 2025, for which the Company elected the fair value option. The Pre-Paid Advance was fully converted into shares of the Company’s common stock as of February 2026 under the terms of the agreement and no remaining liability was outstanding as of June 30, 2026.

The Pre-Paid Advance was classified within Level 3 of the fair value hierarchy as the fair value was derived using a Monte Carlo simulation model in a risk neutral framework, which uses significant unobservable inputs. The significant assumptions used in the valuation model included volatility, expected term, risk-free rates, and credit-adjusted discount rates.

The following table presents the changes in the fair value of Level 3 liabilities for the six months ended June 30, 2026 (in thousands):

PPAs Liability
Balance at December 31, 2025	$4,142
Conversion of Pre-Paid Advance into common stock	(3,869)
Change in fair value of PPAs liability	(273)
Balance at June 30, 2026	$—

Changes in the fair value of the Pre-Paid Advance are recognized within the gain on PPAs liability, a component of other income (expense) on the condensed consolidated statements of operations and comprehensive income (loss).

4. Fair Value Measurements

The Company’s financial instruments consist of cash and cash equivalents, pre-paid advances, accounts payable and accrued expenses, and warrants to purchase common stock. The carrying amounts of the Company’s cash and cash equivalents and accounts payable and accrued expenses are considered to be representative of their respective fair values due to their short-term nature.

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets.

Level 2: Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

When quoted market prices are available in active markets, the fair value of assets and liabilities is estimated within Level 1 of the valuation hierarchy. If quoted prices are not available, then fair values are estimated by using pricing models, quoted prices of assets and liabilities with similar characteristics, or discounted cash flows within Level 2 of the valuation hierarchy. In cases where Level 1 or Level 2 inputs are not available, the fair values are estimated by using inputs within Level 3 of the hierarchy.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$4,285	$—	$—	$4,285
Liabilities
Warrants	$—	$—	$3,516	$3,516
Pre-Paid Advance	$—	$—	$4,142	$4,142

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$38,822	$—	$—	$38,822
Liabilities
Warrants	$—	$—	$3,811	$3,811

No transfers between levels have occurred during the periods presented.

Cash Equivalents

Cash equivalents are comprised of money market funds, which are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

Warrant Liability

As of December 31, 2025, Level 3 liabilities include the warrant liability which resulted from warrants being issued on December 20, 2024 (as further described in Note 8), which did not meet the criteria for equity classification in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”), and are therefore accounted for as liabilities at fair value.

The Company estimates the fair value of its warrants using significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model.

The significant inputs used in the valuation models to measure the fair value of the warrants are as follows:

	Valuation Date
	December 31, 2025	December 31, 2024
Common stock price	$28.40	$29.55
Risk-free rate	3.68%	4.40%
Expected term (in years)	4.47	5.47
Expected volatility	103.2%	94.6%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of Level 3 liabilities for the year ended December 31, 2025 (in thousands):

Warrant Liability
Balance at December 31, 2024	$3,811
Change in fair value of warrant liability	(295)
Balance at December 31, 2025	$3,516

Changes in the fair value of the liability-classified warrants are recognized within the gain on warrant liability, a component of other income (expense) in the consolidated statements of operations and comprehensive loss.

PPAs Liability

As of December 31, 2025, Level 3 liabilities include the Pre-Paid Advance issued to the Company in November 2025 (as further described in Note 7), for which the Company elected the fair value option.

The Pre-Paid Advance is classified within Level 3 of the fair value hierarchy as the fair value is derived using a Monte Carlo simulation model in a risk neutral framework, which uses significant unobservable inputs. The significant assumptions used in the valuation model include volatility, expected term, risk-free rates, and credit-adjusted discount rates.

The following table presents the changes in the fair value of Level 3 liabilities for the year ended December 31, 2025 (in thousands):

PPAs Liability
Balance at December 31, 2024	$—
Issuance of Pre-Paid Advance	7,125
Partial conversion of Pre-Paid Advance into common stock	(3,389)
Change in fair value of PPAs liability	406
Balance at December 31, 2025	$4,142

Changes in the fair value of the Pre-Paid Advance are recognized within the loss on PPAs liability, a component of other income (expense) on the consolidated statements of operations and comprehensive loss.